UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE

EQUITY INCOME BUILDER PORTFOLIO

FORM N-Q

September 30, 2010

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

Schedule of investments (unaudited)	September 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 86.8%
CONSUMER DISCRETIONARY - 7.9%
Hotels, Restaurants & Leisure - 2.8%
McDonald’s Corp.	90,000	$6,705,900

Media - 2.8%
Reed Elsevier PLC	420,000	3,549,604
Thomson Corp.	88,000	3,302,640

Total Media		6,852,244

Specialty Retail - 2.3%
Home Depot Inc.	174,090	5,515,171

TOTAL CONSUMER DISCRETIONARY		19,073,315

CONSUMER STAPLES - 13.9%
Food & Staples Retailing - 2.0%
Wal-Mart Stores Inc.	91,500	4,897,080

Food Products - 4.3%
H.J. Heinz Co.	216,000	10,231,920

Household Products - 7.6%
Kimberly-Clark Corp.	144,000	9,367,200
Procter & Gamble Co.	148,000	8,875,560

Total Household Products		18,242,760

TOTAL CONSUMER STAPLES		33,371,760

ENERGY - 8.7%
Energy Equipment & Services - 0.7%
Diamond Offshore Drilling Inc.	25,000	1,694,250

Oil, Gas & Consumable Fuels - 8.0%
Exxon Mobil Corp.	100,000	6,179,000
Spectra Energy Corp.	273,000	6,156,150
Total SA, ADR	133,000	6,862,800

Total Oil, Gas & Consumable Fuels		19,197,950

TOTAL ENERGY		20,892,200

FINANCIALS - 12.2%
Capital Markets - 1.3%
BlackRock Inc.	19,000	3,234,750

Diversified Financial Services - 1.4%
JPMorgan Chase & Co.	87,000	3,312,090

Insurance - 2.6%
Travelers Cos. Inc.	118,000	6,147,800

Real Estate Investment Trusts (REITs) - 3.4%
Annaly Capital Management Inc.	318,000	5,596,800
Chimera Investment Corp.	684,230	2,702,708

Total Real Estate Investment Trusts (REITs)		8,299,508

Thrifts & Mortgage Finance - 3.5%
First Niagara Financial Group Inc.	210,000	2,446,500
New York Community Bancorp Inc.	80,000	1,300,000
People’s United Financial Inc.	350,000	4,581,500

Total Thrifts & Mortgage Finance		8,328,000

TOTAL FINANCIALS		29,322,148

HEALTH CARE - 6.8%
Pharmaceuticals - 6.8%
Bristol-Myers Squibb Co.	148,000	4,012,280
GlaxoSmithKline PLC, ADR	96,000	3,793,920
Johnson & Johnson	121,000	7,497,160
Pfizer Inc.	65,000	1,116,050

TOTAL HEALTH CARE		16,419,410

INDUSTRIALS - 12.1%
Aerospace & Defense - 2.6%
Honeywell International Inc.	33,000	1,450,020
Lockheed Martin Corp.	67,000	4,775,760

Total Aerospace & Defense		6,225,780

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY		SHARES	VALUE
Air Freight & Logistics - 0.5%
United Parcel Service Inc., Class B Shares		20,000	$1,333,800

Commercial Services & Supplies - 3.6%
Waste Management Inc.		241,000	8,613,340

Industrial Conglomerates - 4.0%
3M Co.		45,000	3,901,950
General Electric Co.		210,000	3,412,500
United Technologies Corp.		33,500	2,386,205

Total Industrial Conglomerates			9,700,655

Marine - 1.4%
Alexander & Baldwin Inc.		96,821	3,373,244

TOTAL INDUSTRIALS			29,246,819

INFORMATION TECHNOLOGY - 9.6%
Computers & Peripherals - 0.3%
Apple Inc.		2,260	641,275	*

IT Services - 3.8%
Automatic Data Processing Inc.		85,000	3,572,550
International Business Machines Corp.		24,000	3,219,360
Paychex Inc.		85,000	2,336,650

Total IT Services			9,128,560

Semiconductors & Semiconductor Equipment - 3.0%
Intel Corp.		200,000	3,846,000
Linear Technology Corp.		13,910	427,454
Microchip Technology Inc.		95,920	3,016,684

Total Semiconductors & Semiconductor Equipment			7,290,138

Software - 2.5%
Microsoft Corp.		246,940	6,047,561

TOTAL INFORMATION TECHNOLOGY			23,107,534

MATERIALS - 3.0%
Chemicals - 2.5%
E.I. du Pont de Nemours & Co.		85,000	3,792,700
PPG Industries Inc.		30,000	2,184,000

Total Chemicals			5,976,700

Metals & Mining - 0.5%
Nucor Corp.		31,730	1,212,086

TOTAL MATERIALS			7,188,786

TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 6.0%
AT&T Inc.		190,000	5,434,000
Verizon Communications Inc.		237,000	7,723,830
Windstream Corp.		110,000	1,351,900

TOTAL TELECOMMUNICATION SERVICES			14,509,730

UTILITIES - 6.6%
Electric Utilities - 4.1%
American Electric Power Co. Inc.		130,000	4,709,900
Duke Energy Corp.		161,000	2,851,310
NextEra Energy Inc.		43,110	2,344,753

Total Electric Utilities			9,905,963

Multi-Utilities - 2.5%
CenterPoint Energy Inc.		383,000	6,020,760

TOTAL UTILITIES			15,926,723

TOTAL COMMON STOCKS (Cost - $191,624,519)			209,058,425

	RATE
CONVERTIBLE PREFERRED STOCKS - 5.8%
ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Apache Corp.	6.000%	20,000	1,160,000
El Paso Corp.	4.990%	5,000	5,757,500

TOTAL ENERGY			$6,917,500

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE		SHARES	VALUE
FINANCIALS - 0.8%
Diversified Financial Services - 0.8%
CalEnergy Capital Trust III	6.500%		41,100	$2,015,955

UTILITIES - 2.1%
Electric Utilities - 2.1%
Great Plains Energy Inc.	12.000%		42,530	2,692,575
NextEra Energy Inc.	8.375%		45,512	2,416,687

TOTAL UTILITIES				5,109,262

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $11,925,005)				14,042,717

		MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 1.9%
INFORMATION TECHNOLOGY - 1.9%
Internet Software & Services - 1.9%
VeriSign Inc., Junior Subordinated Notes (Cost - $3,242,819)	3.250%	8/15/37	$4,200,000	4,551,750

CORPORATE BONDS & NOTES - 3.7%
CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 1.5%
CVS Caremark Corp., Junior Subordinated Bonds	6.302%	6/1/37	4,000,000	3,701,400	(a)

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Southern Union Co., Junior Subordinated Notes	7.200%	11/1/66	3,000,000	2,722,500	(a)

FINANCIALS - 1.1%
Diversified Financial Services - 1.1%
JPMorgan Chase & Co., Junior Subordinated Notes	7.900%	4/30/18	2,400,000	2,580,650	(a)(b)

TOTAL CORPORATE BONDS & NOTES (Cost - $8,519,876)				9,004,550

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $215,312,219)				236,657,442

SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.6%
Interest in $291,952,000 joint tri-party repurchase agreement dated 9/30/10 with Barclays Capital Inc.; Proceeds at maturity - $3,791,021; (Fully collateralized by U.S. government obligations, 6.500% due 11/15/26; Market value - $3,866,821) (Cost - $3,791,000)	0.200%	10/1/10	3,791,000	3,791,000

TOTAL INVESTMENTS - 99.8% (Cost - $219,103,219#)				240,448,442
Other Assets in Excess of Liabilities - 0.2%				477,397

TOTAL NET ASSETS - 100.0%				$240,925,839

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(b)	Security has no maturity date. The date shown represents the next call date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Variable Equity Income Builder Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Fair valuing of securities may be also determined with the assistance of a pricing service using calculations based on indices of domestic securities and the appropriate indicators, such as prices of relevant American depositary receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$209,058,425	—	—	$209,058,425
Convertible preferred stocks	6,269,262	$7,773,455	—	14,042,717
Convertible bonds & notes	—	4,551,750	—	4,551,750
Corporate bonds & notes	—	9,004,550	—	9,004,550

Total long-term investments	$215,327,687	$21,329,755	—	$236,657,442

Short-term investments†	—	3,791,000	—	3,791,000

Total investments	$215,327,687	$25,120,755	—	$240,448,442

†	See Schedule of Investments for additional detailed categorizations.

For the period ended September 30, 2010, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Forward Foreign Currency Contracts. The Portfolio may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and Market Risk. The Portfolio invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$25,894,951
Gross unrealized depreciation	(4,549,728)

Net unrealized appreciation	$21,345,223

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2010, the Portfolio did not have any derivative instruments outstanding.

During the period ended September 30, 2010, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Forward foreign currency contracts (to sell)†	$106,863

†	At September 30, 2010, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 23, 2010